Summary of Assets that are Pledged as Collateral for Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Pledged Cash and Investments
Less: Non-current portion
Current portion
Outstanding Loan Balance	85,500
Less: Non-current portion	35,025
Current portion	50,475
Bank of China New York Limited
Debt Instrument [Line Items]
Pledged Cash and Investments
Outstanding Loan Balance	50,000
Bank Of China (Hong Kong) Limited
Debt Instrument [Line Items]
Pledged Cash and Investments
Outstanding Loan Balance	35,025
China Industrial Bank
Debt Instrument [Line Items]
Pledged Cash and Investments
Outstanding Loan Balance	$ 475